Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested at January 1	211,205	271,904	304,153
Granted	28,201	28,947	43,355
Vested	(83,409)	(80,170)	(72,045)
Forfeited	(2,076)	(9,476)	(3,559)
Non-vested at December 31	153,921	211,205	271,904